Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$10,708	$—	$—	$10,708
Short-term investments:
U.S. Treasury Notes	10,871	—	—	10,871
Total financial assets	$21,579	$—	$—	$21,579

Financial liabilities:
Convertible Notes	$—	$—	$35,759	$35,759
Total financial liabilities	$—	$—	$35,759	$35,759

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

There were no transfers between Levels during the periods presented.

The unrealized gain on the Company’s short-term investments for the three months ended March 31, 2025 was not material.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2024	$30,259
Interest accrued during the three months ended March 31, 2025	558
Change in fair value of the Convertible Notes	4,942
Balance as of March 31, 2025	$35,759

Valuation of Convertible Notes

In December 2024, the Company issued and sold Convertible Notes (as defined in Note 8, Convertible Notes) in an aggregate principal amount of $28.3 million. The fair value of the Convertible Notes as of March 31, 2025 and December 31, 2024 was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of March 31, 2025 and December 31, 2024:

	As of March 31,	As of December 31,
	2025	2024
Time to Qualified/non-Qualified financing (in years)	0.08	0.25
Time to IPO (in years)	n/a	0.25
Time to reverse merger (in years)	0.04	0.33
Time to dissolution (in years)	n/a	n/a
Interest rate (risk-free)	4.38%	4.37%
Conversion discount rate	20.00%	20.00%

In addition to the inputs in the table, the Company’s assumptions and estimates incorporated into the valuation included probabilities assigned to each of the scenarios above, including a Qualified/non-Qualified financing (as defined in Note 8, Convertible Notes), IPO, reverse merger, and dissolution. Refer to Note 8, Convertible Notes, for further details surrounding the Qualified/non-Qualified Financing, IPO, reverse merger, and other settlement scenarios.

3.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

	Fair Value Measurements as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$21,762	$—	$—	$21,762
Total financial assets	$21,762	$—	$—	$21,762

The Company did not have any Level 3 assets or liabilities as of December 31, 2023. There were no transfers between Levels during the periods presented.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2023	$—
Convertible Notes issuance	28,298
Accrued interest as of December 31, 2024	154
Change in fair value of the Convertible Notes	1,807
Balance as of December 31, 2024	$30,259

Valuation of Convertible Notes

In December 2024, the Company issued and sold Convertible Notes (as defined in Note 8, Convertible Notes) in an aggregate principal amount of $28.3 million. The fair value of the Convertible Notes at issuance and as of December 31, 2024 was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of December 31, 2024:

Inputs
Time to Qualified/non-Qualified financing (in years)	0.25
Time to IPO (in years)	0.25
Time to reverse merger (in years)	0.33
Time to dissolution (in years)	n/a
Interest rate (risk-free)	4.37%
Conversion discount rate	20.00%

In addition to the inputs in the table, the Company’s assumptions and estimates incorporated into the valuation included probabilities assigned to each of the scenarios above, including a Qualified/non-Qualified financing (as defined in Note 8, Convertible Notes), IPO, reverse merger, and dissolution. Refer to Note 8, Convertible Notes, for further details surrounding the Qualified/non-Qualified Financing, IPO, reverse merger, and other settlement scenarios.